Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.	Commitments and Contingencies

Litigation and Claims

From time to time, the Company may be involved in legal proceedings in the normal course of business. The Company assesses the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss-related matter is both probable and reasonably estimable.

Litigation Settlement and Revenue Impact

The Company was party to litigation associated with a prior commercial arrangement. In January 2026, the Company resolved the matter by entering into a supply agreement with the customer. Under the terms of the agreement, the customer may purchase specified radioisotopes at a per-unit contractual discount until aggregate discounts total $2.8 million (the “Settlement Credit”). The credit is nonrefundable and does not require the customer to make minimum purchase commitments.

The Company concluded that the Settlement Credit represents consideration payable to a customer within the scope of ASC 606, Revenue from Contracts with Customers. Accordingly, the Settlement Credit will be recognized as a reduction of transaction price and recorded as a reduction of revenue as the customer exercises its right to purchase product at the discounted price. Revenue will continue to be recognized upon transfer of control of the product to the customer.

Purchase Commitments

As of March 31, 2026, the Company did not have any significant noncancelable purchase commitments.

11.	Commitments and Contingencies

Litigation and Claims

From time to time, the Company may be involved in legal proceedings in the normal course of business. The Company assesses the need to record a liability for litigation and contingencies. Reserve estimates are recorded when and if it is determined that a loss-related matter is both probable and reasonably estimable.

Litigation Settlement and Revenue Impact

The Company was party to litigation associated with a prior commercial arrangement. In January 2026, subsequent to December 31, 2025, the Company resolved the matter by entering into a supply agreement with the customer. Under the terms of the agreement, the customer may purchase specified radioisotopes at a per-unit contractual discount until aggregate discounts total $2.8 million (the “Settlement Credit”). The credit is nonrefundable and does not require the customer to make minimum purchase commitments.

The Company concluded that the Settlement Credit represents consideration payable to a customer within the scope of ASC 606, Revenue from Contracts with Customers. Accordingly, the Settlement Credit will be recognized as a reduction of transaction price and recorded as a reduction of revenue as the customer exercises its right to purchase product at the discounted price. Revenue will continue to be recognized upon transfer of control of the product to the customer.

Purchase Commitments

As of December 31, 2025, the Company did not have any significant noncancelable purchase commitments.